Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	China Electronics Holdings, Inc.
Entity Central Index Key	0001440770
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 171,838	$ 1,226,101
Restricted Cash	0	75,850
Trade accounts receivable, net of allowance for doubtful accounts of $2,198,676 and $2,065,683, respectively	9,431,556	8,365,389
Other receivable	4,753,480	4,126,240
Due from Related Parties	0	63,866
Advances	6,722,052	993,941
Inventories, net	1,804,870	1,396,585
Total current assets	22,883,796	16,247,972
Noncurrent assets
Property and equipment, net	531,107	42,709
Construction in progress	5,704,347	0
Advances - Long term	13,464,311	0
Intangible assets	15,711,584	21,459,193
Total noncurrent assets	35,411,349	21,501,902
Total assets	58,295,145	37,749,874
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses	237,482	208,191
Other payable	4,806,278	75,194
Unearned revenue	0	1,926,811
Total current liabilities	5,043,760	2,210,196
Total liabilities	5,043,760	2,210,196
Stockholders' equity
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2011 and 2010	0	0
Common stock, $0.0001 par value; 150,000,000 shares authorized; 16,775,113 shares and 16,775,113 issued and outstanding as of December 31, 2011 and 2010, respectively	1,678	1,678
Additional paid in capital	15,341,710	15,341,710
Retained earnings	30,602,014	15,996,480
Statutory reserve	3,958,981	2,434,146
Accumulated other comprehensive income	3,347,001	1,765,664
Total stockholders' equity	53,251,385	35,539,678
Total liabilities and stockholders' equity	$ 58,295,145	$ 37,749,874

CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 111,106	$ 2,065,683
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	150,000,000	150,000,000
Common stock, issued shares	16,775,113	16,775,113
Common stock, outstanding shares	16,775,113	16,775,113

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Income And Comprehensive Income
Net revenue from exclusive franchise stores	$ 47,221,802	$ 41,106,879
Net revenue from non-exclusive franchise stores	47,172,272	48,576,322
Net revenue from company owned stores	9,821,329	24,488,245
Net Revenue	104,215,403	114,171,446
Cost of goods sold from exclusive franchise stores	40,356,299	33,182,505
Cost of goods sold from non-exclusive franchise stores	40,051,142	37,053,955
Cost of goods sold from company owned stores	8,115,988	24,674,320
Cost of goods sold	88,523,429	94,910,780
Gross profit	15,691,974	19,260,666
Operating expenses:
Selling expense	3,625,882	4,041,199
General and administrative expenses	2,523,208	3,770,521
Bad Debt Recovery	(6,603,000)	0
Forgiveness of employee bonus	0	(1,834,144)
Total operating expenses	(453,909)	5,977,575
Net operating income	16,145,884	13,283,091
Other income (expense):
Financial expense	(12,122)	2,908
Other expense	(2,137)	(46,510)
Total other income (expense)	(14,259)	(43,602)
Net income before income taxes	16,131,625	13,239,490
Income taxes	1,255	4,073
Net income	16,130,370	13,235,416
Foreign currency translation adjustment	1,581,337	1,076,580
Comprehensive income	$ 17,711,707	$ 14,311,997
Earnings per share - basic	$ 0.96	$ 0.85
Earnings per share - diluted	$ 0.92	$ 0.77
Basic weighted average shares outstanding	16,775,113	15,619,644
Diluted weighted average shares outstanding	17,589,677	17,087,383

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings - Unrestricted	Retained Earnings - Statutory Reserve	Accumulated Other Comprehensive Income	Total
Beginning Balance - Amount at Dec. 31, 2009	$ 0	$ 1,379	$ 135,721	$ 4,216,433	$ 978,777	$ 689,084	$ 6,021,393
Beginning Balance - Shares at Dec. 31, 2009	0	13,785,902
Recapitalization due to reverse merger in February 2010, Shares	343,750	0
Recapitalization due to reverse merger in February 2010, Amount	34	0	136,609	0	0	0	136,643
Reclass dividend payable to shareholders			10,915,576	0			10,915,576
Recapitalization due to reverse merger in July 2010, Shares	(343,750)	999,991
Recapitalization due to reverse merger in July 2010, Amount	(34)	100	(66)				0
Share issuance for cash, Shares		1,989,220
Share issuance for cash, Amount		199	4,153,870	0	0	0	4,154,069
Net income				13,235,416			13,235,416
Allocation to statutory reserve				(1,323,542)	1,323,542		0
Foreign currency translation adjustment						1,076,580	1,076,580
Ending Balance, Amount at Dec. 31, 2010	0	1,678	15,341,710	16,128,307	2,302,318	1,765,664	35,539,678
Ending Balance, Shares at Dec. 31, 2010	0	16,775,113
Net income				16,130,370			16,130,370
Allocation to statutory reserve				(1,656,663)	1,656,636		0
Foreign currency translation adjustment						1,581,337	1,581,337
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 1,678	$ 15,341,710	$ 30,602,014	$ 3,958,981	$ 3,347,001	$ 53,251,385
Ending Balance, Shares at Dec. 31, 2011	0	16,775,113

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Cash Flows
Net income	$ 16,130,370	$ 13,235,416
Adjustments to reconcile net income to net cash (used in) provided by operations:
Amortization	1,161,901	0
Bad debt expenses	(6,603,000)	2,065,683
Depreciation	11,467	10,409
Cancellation of bonus payable	0	(1,834,144)
Changes in operating liabilities and assets:
Trade accounts receivable	(863,925)	691,967
Advances	(15,763,004)	(969,043)
Inventories	(350,384)	(394,398)
Other receivables	11,138,440	3,950,681
Trade accounts payable	(628)	397,232
Other payables	992,514	0
Customer deposit	(1,690,319)	(1,995,548)
Accrued expenses	(2,809,857)	2,717,704
Net cash provided by operating activities	1,353,575	17,875,958
Cash flows from investing activities:
Property, plant, and equipment additions	(490,838)	(38,208)
Construction in Progress	(5,617,368)	0
Restricted cash	77,500	(73,950)
Reduction of intangible assets	1,590,004	0
Acquisition of intangible assets	(947,918)	(20,883,480)
Cash received in reverse acquisition	0	136,643
Net cash used in investing activities	(5,388,620)	(20,858,995)
Cash flows from financing activities
Share issued for cash	0	4,154,069
Related party receivable	65,255	(62,266)
Related party payable	2,836,917	0
Net cash provided by financing activities	2,902,172	4,091,803
Effect of rate changes on cash	78,610	52,599
Increase in cash and cash equivalents	(1,054,263)	1,161,365
Cash and cash equivalents, beginning of period	1,226,101	64,736
Cash and cash equivalents, end of period	171,838	1,226,101
Supplemental disclosures of cash flow information:
Interest paid in cash	0	2,908
Income taxes paid in cash	1,255	4,073
Non-cash investing activities:
Cancellation of dividend payable from liability to additional paid in capital	$ 0	$ 10,915,576

Nature of Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature of Operations

1.	Nature of Operations

China Electronics Holdings, Inc (the “Company” or “CEHD Nevada”), formerly named Buyonate, Inc., was incorporated in the State of Nevada on July 9, 2007 to engage in developing user-friendly/child friendly interactive digital software for children between the ages of 5 to 12 years old.

China Electronic Holdings, Inc (“CEH Delaware”) was organized on November 15, 2007, as a Delaware corporation.

Pursuant to the Share Transfer Agreement entered into on December 26, 2008 (the “2008 Share Transfer”) between the shareholders of Guoying (the “Guoying Shareholders”) and CEH Delaware, CEH Delaware acquired 40% of the outstanding equity securities of Guoying (the “Guoying Shares”) from all of the Guoying Shareholders in consideration for $60,000, equivalent to RMB 400,000. Pursuant to the Share Transfer Agreement entered into on February 2010 (the “2010 Share Transfer”) between Guoying Shareholders and CEH Delaware, CEH Delaware acquired the remaining 60% of the outstanding equity securities of Guoying Shares from all of the Guoying Shareholders in consideration for RMB 600,000 and Guoying Shareholders transferred and contributed all of their Guoying Shares to CEH Delaware. Guoying Shareholders contributed the Purchase Price to Guoying for working capital and general corporate purpose and as a result of the 2008 and 2010 Share Transfers, Guoying became a wholly foreign-owned subsidiary (“WFOE”) of CEH Delaware. The exchange of shares pursuant to the 2008 and 2010 Share Transfers was accounted for as a reverse acquisition at historical costs since the stockholders of Guoying obtained control of CEH Delaware and the management of Guoying became the management of CEH Delaware with the appointment of Mr. Hailong Liu (Chief Executive Officer of Guoying) as CEH Delaware’s sole director, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer. Accordingly, the merger of Guoying into CEH Delaware was recorded as a recapitalization of Guoying, with Guoying being treated as the continuing entity.  The historical financial statements presented are the financial statements of Guoying.

The Company entered into a Share Exchange Agreement, dated as of July 9, 2010 (the “Share Exchange Agreement”) with CEH Delaware and certain stockholders and warrant holders of CEH Delaware (the “CEH Delaware Stockholders”).  Pursuant to the Share Exchange Agreement, on July 15, 2010, 10 CEH Delaware Stockholders transferred 100% of the outstanding shares of common stock and preferred stock and 100% of the warrants to purchase common stock of CEH Delaware held by them, in exchange for an aggregate of 13,785,902   newly issued shares of the Company’s Common Stock  (including 13,665,902 shares of common stock issued pursuant to the Share Exchange Agreement dated July 22, 2010, and 120,000 shares of common stock issued to consultants related to their professional services) and warrants to purchase an aggregate of 1,628,570 shares of our Common Stock. The shares of the Company’s common stock acquired by the CEH Delaware Stockholders in such transactions constitute approximately 86% of the Company’s issued and outstanding Common Stock giving effect to the share and warrant exchange and the sale of the Company’s Common Stock pursuant to the Subscription Agreement, but not including any outstanding purchase warrants to purchase shares of the Company’s common stock, including the warrants issued pursuant to the Subscription Agreement. In connection with the closing of the Share Exchange Agreement, CEH Delaware purchased from the former principal stockholder of Buyonate an aggregate of 4 million shares of our common stock and then agreed to the cancellation of such shares.

The Share Exchange resulted in (i) a change in our control with a shareholder of CEH Delaware owning approximately 82.2%of issued and outstanding shares of the Company’s common stock, including the shares of common stock sold to PIPE investors pursuant to the Subscription Agreement, (ii) CEH Delaware becoming our wholly-owned subsidiary, and (iii) appointment of Mr. Hailong Liuas as the Company’s sole director, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer.

In connection with the July 9, 2010 Share Exchange transactions, Hailong Liu, the officer, director and majority shareholder of Guoying and CEO and president of CEHD Nevada entered into a call option agreement (the “Call Option Agreement”) and voting trust agreement (the “Voting Trust Agreement”) with Sherry Li, the founder of CEH Delaware and nominee shareholder on behalf of Mr. Hailong Liu of CEH Delaware and CEHD Nevada, dated July 9, 2010. Pursuant to the Call Option Agreement, Mr. Liu received two-year options exercisable for 11,556,288 shares of common stock (the Option Shares) from Sherry Li and Mr. Liu shall have right and option to acquire 50% of Option Shares upon first filing of a quarterly report on Form 10-Q with the SEC on August 23, 2010 following the execution of the Share Exchange Agreement and 50% of the remaining Option Shares 2 years after such filing by August 23, 2012. Pursuant to the Voting Trust Agreement, Sherry Li, the nominee shareholder,  has not decision power to vote or dispose of the Option Shares without Mr. Liu’s consent. Pursuant to the terms of the Call Option Agreement, Mr. Liu received 5,778,144 shares in August 2010 from Ms. Sherry Liu pursuant to the vesting schedule set forth in the Call Option Agreement. Upon exercise of the options, Mr. Liu may purchase each share for $0.001 and if Mr. Liu exercises all of his options, he will own a majority of the Company’s outstanding shares of Common Stock.  The Call Option Agreement provides that Ms. Sherry Li shall not vote or dispose of the respective portion of the shares of common stock without Mr. Liu’s prior written consent.

The exchange of shares pursuant to the July 10, 2010 Share Exchange was accounted for as a reverse acquisition at historical cost since the controlling stockholder and beneficial owner of CEH Delaware obtained control of the Company and the management of CEH Delaware became the management of the Company. Mr, Liu, who maintained control of Guoying prior to the mergers and subsequently, obtained control of CEH Delaware pursuant to 2008 and 2010 Share Transfers, effectively obtained control of the Company upon completion of Share Exchange subject to the Voting Trust Agreement and Call Option Agreement.  Accordingly, the merger of CEH Delaware into the Company was recorded as a recapitalization of CEH Delaware, with CEH Delaware being treated as the continuing entity.  The historical financial statements presented are the financial statements of CEH Delaware which are in essence the financial statements of Guoying.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Basis of Presentation

In the opinion of management, the accompanying balance sheets and related interim statements of income and comprehensive income, and cash flows include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant inter-company transactions and accounts have been eliminated in the consolidation. The functional currency is the Chinese Renminbi (“RMB”); however the accompanying financial statements have been translated and presented in United States Dollars (“USD”).

Economic and Political Risks

The Company faces a number of risks and challenges as a result of having primary operations and marketing in the PRC. Changing political climates in the PRC could have a significant effect on the Company’s business.

Principles of Consolidation

The consolidated financial statements include the financial statements of the company, its wholly owned subsidiary CEH Delaware, and its wholly owned subsidiary Guoying. The financial statements of co-operative stores (exclusive franchise stores and non-exclusive franchise stores) are not consolidated as these stores are independently managed and they have no right to return their purchased goods.

All significant inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash and cash equivalents includes cash on hand and cash in time deposits, certificates of deposit and all highly liquid debt instruments with original maturities of three months or less. Deposits held in financial institutions in the PRC are not insured by any government entity or agency. The restricted cash of $0 represents amount deposited by the company against issuance of acceptance bill to its supplier. The Company issues acceptance bills to its suppliers through Chinese banks from time to time. Acceptance bills are in the form of notes payables that are written promises to pay stated sums of money at future dates. Standard practice in China requires Companies to maintain restricted deposits at those banks that issue acceptance bills to suppliers of the Company to ensure sufficient payment on demand.

Trade Accounts Receivable

The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. Trade accounts receivable are recognized and carried at original invoice amount less an allowance for any uncollectible amounts. An allowance for doubtful accounts is established and determined based on management’s regular assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment. These factors continuously change, and can have an impact on collections and the Company’s estimation process. These impacts may be material. Management reviews and maintains an allowance for doubtful accounts that reflects the management’s best estimate of potentially uncollectible trade receivables. Certain accounts receivable amounts are charged off against allowances after a designated period of collection efforts. Subsequent cash recoveries are recognized as income in the period when they occur. Allowance for doubtful debts amounted for accounts receivable to $2,198,376 and $2,065,683 as of December 31, 2011 and December 31, 2010, respectively. We do not set a specific date for payments from customers. The Company reviews the balance periodically and decides the collection time based on the market condition, the Company’s cash position, the potential purpose from the customers, the amount of the sales, and other conditions.

	Beginning balance	Cost charged to expense	Reduction from reverses	Ending balance
December 31, 2010	$-	$2,065,683	$-	$2,065,683
December 31, 2011	$2,065,683	$132,693	$-	$2,198,376

Inventories

Inventories are stated at the lower of cost, determined on a weighted average basis, and net realizable value. The cost of the inventory includes that costs of acquiring electronic products sold plus freight in costs incurred acquiring the inventory.  The freight costs are allocated to the individual products purchased.  Net realizable value is the estimated selling price, in the ordinary course of business, less estimated costs to complete and dispose. Inventories consist of the following:

	December 31, 2011	December 31, 2010
Electronic products	$1,804,870	$1,396,585

Property, Plant and Equipment

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the useful lives of the assets. Major renewals are capitalized and depreciated; maintenance and repairs that do not extend the life of the respective assets are charged to expense as incurred. Upon disposal of assets, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in income. Depreciation related to manufacturing is reported in cost of revenues. Depreciation not related to manufacturing is reported in selling, general and administrative expenses. Property, plant and equipment are depreciated over their estimated useful lives as follows:

Furniture and office equipment	5 years
Motor vehicles	10 years

Impairment of Long-Lived and Intangible Assets

Long-lived assets of the Company are reviewed annually to assess whether the carrying value has become impaired according to the guidelines established in FASB Codification (ASC) 360. The Company considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives. As of December 31, 2011, the Company expects these assets to be fully recoverable. No impairment of assets was recorded in the periods reported.

Revenue Recognition – Product Sales

The Company receives revenue from sale of electronic products. The Company's revenue recognition policies are in compliance with ASC 605 (previously Staff Accounting Bulletin 104). The Company recognizes all product sales revenue at the date of shipment to customers, when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. The Company recognizes product sales revenue from our sales to exclusive franchise stores and non-exclusive franchise stores when the products are delivered to the respective store. Product sales to all co-operative stores are recorded at the gross amount billed to the store as we have determined that we are principal to the transaction because we are the primary obligor in the arrangement.

No return rights are granted to co-operative stores if they are unable to sell their purchased inventories to the end users. Additionally, our product sales from company-owned stores are covered by the respective manufacturers’ return and warranty policies and we receive full reimbursement for any costs associated with returns and warranty payments. As such, we do not estimate deductions or allowance for sales returns.

Our sales are covered by the manufacturers’ return and warranty policies and we receive a full reimbursement for costs associated with returns and warranty payments. Therefore, we do not estimate deductions or allowance for sales returns. The Company’s revenue from sales is presented as gross revenue. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as unearned revenue amounted to $0 and $1,926,811 as of December 31, 2011 and December 31, 2010, respectively.

Our products delivered to customers would be checked on site by customers and, once the products are accepted by customers, they will sign the acceptance notice. Rewards or incentives given to our retail customers or franchise stores are an adjustment of the selling prices of our products sold to our customers; therefore, the consideration is characterized as a reduction of revenue when recognized in our income statement.

The Company recognizes its revenues net of value-added taxes (“VAT”). Currently, the Company is exempt from VAT by the PRC Government and hence, a fixed annual amount of approximately $1,200 cover value added taxes.

Revenue Recognition – Franchise Fees

Franchise fees, including area development and initial franchise fees, continuing fees, and royalties (collectively referred to as “franchise fees”) received from co-operative stores (exclusive franchise stores and non-exclusive franchise stores) for the purpose of establishing new stores and royalties are charged to franchisees based on a percentage of a franchised store’s sales.

Franchise fees are accrued as unearned franchise revenue when received and are recognized as revenue when the respective franchised store opens, which is generally when we have fulfilled all significant obligations to the franchisee. Continuing fees and royalties are recognized in the period earned.

Currently, in connection with promotional efforts aimed at network growth, the Company has ceased charging franchise fees, continuing fees and royalties to our co-operative stores as the Company. As such, total franchise fees for the years-ended December 31, 2011 and 2010 were 0.

Cost of Goods Sold

Cost of goods sold consists primarily of the costs of the products sold, including freight in charges on those goods.

Selling Expenses

Selling expenses include costs incurred in connection with performing general selling activities, such as sales commissions, freight-out charges, marketing and advertisement costs, shipping and handling costs, and sales salaries.

General and Administrative Expenses

General and administrative expenses include the costs of non-selling related salaries and related employee benefits, professional service fees, rent and depreciation, warehousing costs, office supplies, and bad debts expense.

Shipping and Handling Costs

ASC 605-45-20 ( formely EITF No. 00-10, “ Accounting for Shipping and Handling Fees and Costs ” ) establishes standards for the classification of shipping and handling costs. Shipping and Handling costs include shipping and handling costs related to shipping and handling our products from our warehouses to buyers’ designated locations at our exclusive or non-exclusive franchise stores, and company owned stores. Shipping and handling costs that are billed to customers are classified as revenue, while those costs not billed to customers are classified as selling expenses. Shipping and handling costs billed to customers and included within revenue for the years ended December 31, 2011 and 2010 were $0 because the Company did not charge any shipping and handling expenses from customers. Shipping and handling costs not billed to customers and included within selling expenses for the years ended December 31, 2011 and 2010 were $849,850 and $1,817,653, respectively.

Advertising Costs

The Company expenses advertising costs as incurred. Advertising costs of $654,410 and $570,917 are included in selling, general and administrative expense for the years ended December 31, 2011 and 2010, respectively.

Foreign Currency and Comprehensive Income

The accompanying financial statements are presented in US dollars. The functional currency is the Renminbi (“RMB”) of the PRC. The financial statements are translated into US dollars from RMB at period-end exchange rates for assets and liabilities, and weighted average exchange rates for revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

RMB is not freely convertible into the currency of other nations. All such exchange transactions must take place through authorized institutions. There is no guarantee the RMB amounts could have been, or could be, converted into US dollars at rates used in translation. At December 31, 2011 and 2010, the cumulative translation adjustment of $3,347,001 and $1,765,664, respectively, was classified as an item of other comprehensive income in the stockholders’ equity section of the consolidated balance sheet. For the years ended December 31, 2011 and 2010, accumulated other comprehensive gain was $1,581,337 and $1,076,580, respectively.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 (formerly SFAS 109, “Accounting for Income Taxes.”) Under the asset and liability method as required by ASC 740, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Under ASC 740, the effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized. As of December 31, 2011 and 2010, the Company did not have any deferred tax assets or liabilities, and as such, no valuation allowances were recorded at December 31, 2011 and 2010.

ASC 740 clarifies the accounting and disclosure for uncertain tax positions and prescribes a recognition threshold and measurement attribute for recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Under ASC 740, evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met.

The Company’s operations are subject to income and transaction taxes in the United States and the PRC jurisdictions. Significant estimates and judgments are required in determining the Company’s worldwide provision for income taxes. Some of these estimates are based on interpretations of existing tax laws or regulations, and as a result the ultimate amount of tax liability may be uncertain. However, the Company does not anticipate any events that would lead to changes to these uncertainties.

Restrictions on Transfer of Assets Out of the PRC

Dividend payments by the Company are limited by certain statutory regulations in the PRC. No dividends may be paid by the Company without first receiving prior approval from the Foreign Currency Exchange Management Bureau. However, no such restrictions exist with respect to loans and advances.

Financial Instruments

ASC 825 (formerly SFAS 107, “Disclosures about Fair Value of Financial Instruments”) defines financial instruments and requires disclosure of the fair value of those instruments. ASC 820 (formerly SFAS 157, “Fair Value Measurements”), adopted July 1, 2008, defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current receivables and payables, including short-term loans, qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments, their expected realization and, if applicable, the stated rate of interest is equivalent to rates currently available. The three levels are defined as follows:

·	Level 1: inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2: inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

·	Level 3: inputs to the valuation methodology are unobservable and significant to the fair value.

The Company did not identify any assets or liabilities that are required to be presented on the balance sheet at fair value in accordance with ASC 820.

Stock-Based Compensation

The Company records stock-based compensation expense pursuant to ASC 718 (formerly SFAS 123R, “Share Based Payment.”) The Company uses the Black-Scholes option pricing model which requires the input of highly complex and subjective variables including the expected life of options granted and the Company’s expected stock price volatility over a period equal to or greater than the expected life of the options. Because changes in the subjective assumptions can materially affect the estimated value of the Company’s employee stock options, it is management’s opinion that the Black-Scholes option pricing model may not provide an accurate measure of the fair value of the Company’s employee stock options. Although the fair value of employee stock options is determined in accordance with ASC 718 using an option pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

Stock-based compensation expense is recognized based on awards expected to vest, and there were no estimated forfeitures as the Company has a short history of issuing options. ASC 718 (formerly SFAS 123R) requires forfeitures to be estimated at the time of grant and revised in subsequent periods, if necessary, if actual forfeitures differ from those estimates.

There was no stock based compensation for the years ended December 31, 2011 and 2010.

Statement of Cash Flows

In accordance with ASC 230 (formerly SFAS No. 95 “Statement of Cash Flows”) cash flows from the Company's operations is calculated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Segment Reporting

ASC 280 (formerly SFAS No. 131, “Disclosure about Segments of an Enterprise and Related Information”) requires use of the management approach model for segment reporting. The Company uses the management approach model for segment reporting, which is based on the way a company's management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company has determined that its operations consist of three reportable business segments as all revenue is derived from customers in the People’s Republic of China (PRC) and all of the Company’s assets are located in PRC.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In December 2011, the FASB issued guidance on offsetting (netting) assets and liabilities. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance is effective for annual periods beginning after January 1, 2013.

In September 2011, the FASB issued guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is less than its carrying amount, the two-step goodwill impairment test is not required. The new guidance will be effective for us beginning July 1, 2012.

In June 2011, the FASB issued guidance on presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for us beginning July 1, 2012 and will have financial statement presentation changes only.

In May 2011, the FASB issued guidance to amend the accounting and disclosure requirements on fair value measurements. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance will be effective for us beginning January 1, 2012. Other than requiring additional disclosures, we do not anticipate material impacts on our financial statements upon adoption.

Basic and Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Basic and Diluted Earnings Per Share

3.	Basic and Diluted Earnings Per Share

Basic and Diluted Earnings Per Share

Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. At December 31, 2011 and 2010, the Company had 1,903,526 and 497,303 warrants outstanding that were anti-dilutive.

The following is a reconciliation of the basic and diluted earnings per share:

	For the year ended December 31,
	2011	2010
Net income for earnings per share	$16,130,370	$13,235,416

Weighted average shares used in basic computation	16,775,113	15,619,644

Diluted effect of preferred stock	-	-

Diluted effect of warrants	814,564	1,467,739

Weighted average shares used in diluted computation	17,589,677	17,087,383

Earnings per share, basic	$0.96	$0.85

Earnings per share, diluted	$0.92	$0.77

Property and Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property and Equipment

4.	Property and Equipment

  Property and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Vehicle	$57,465	$38,426
Furniture and office equipment	353,651	15,677
Other assets	143,458	-
Total property and equipment	554,574	54,103
Accumulated depreciation	(23,467)	(11,394)
Net property and equipment	$531,107	$42,709

Depreciation expense included in selling, general and administrative expenses for the years ended December 31, 2011 and 2010 was $11,467 and $10,409, respectively.

Other Receivables	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other Receivables

5.	Other Receivables

Other receivables consisted of the following:

	December 31, 2011	December 31, 2010
Youbang Pharmaceutical	$4,722,000	$-
Deposit for office rent	31,480	-
Shanghai Pengbai Electronic Co., Ltd.	-	2,154,140
Anhui JuNeng Investment Security Co,.Ltd.	-	1,972,100
	$4,753,480	$4,126,240

As of December 31, 2011, loans receivable included the followings:

·	The loan receivable from Shanghai Pengbai Electronic Co., Ltd. (“Pengbai”) is secured by assets of Pengbai, interest free, with original payments due in four equal installments from October 2013 to October 2017 of approximately $63 million in total. As of December 31, 2011, the balance was approximately $3 million and fully reserved .

·	The loan receivable from Anhui JuNeng Investment Security Co,.Ltd. (“Anhui Juneng”) is guaranteed by an unrelated party, bearing interest at 9% and is due on December 31, 2011. The loan from Anhui JuNeng has been received in full by December 31, 2011.

An allowance for loans receivable is recorded when circumstances indicate that collection of all or a portion of a specific balance is unrecoverable. The Company provides for allowances on other accounts receivable on a specific identification basis. Certain other loans receivable amounts are charged off against the allowance after a sufficient period of collection efforts. Subsequent cash recoveries are recognized as other income in the period when they occur. The Company determined that no allowance was necessary as of December 31, 2011 and 2010.

Due From Related Parties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Due From Related Parties

6.	Due From Related Parties

Due from related parties amounted $0 and $63,866 as of December 31, 2011 and 2010, respectively. Related party receivables are mainly travel expenses to CEO, interest free, unsecured, due on demand.

Advances	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Advances

7.	Advances

The current advances to suppliers amounted to $6,722,052 and $993,941 as of December 31, 2011 and 2010, respectively.

Long term advances related to constructionamounted to $13,464,311 and $0 as of December 31, 2011 and 2010, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Intangible Assets

8.	Intangible Assets

Intangible assets amounted to $15,711,584 and $21,459,193 as of December 31, 2011 and December 31, 2010, respectively. Intangible assets consisted of the following:

	December 31, 2011	December 31, 2010
Trade mark	$1,322	$-
Land use rights	16,890,153	21,459,193
Less accumulated amortization	(1,179,891)	-
Land use rights, net	$15,711,584	$21,459,193

The Chinese government owns all land in the PRC. However, the government grants "land use rights" for terms ranging from 20 to 50 years. The Company is amortizing the cost of land use rights over the usage terms. Intangible assets are reviewed at least annually and more often if circumstances dictate, to determine whether their carrying value has become impaired. The Company considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations. The Company also re-evaluates the periods of amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives. As of December 31, 2011, the Company determined that there had been no impairment.

Approximately $15,740,000 was paid to an unrelated party - Pingqiao Industrial Park in Luan city, Anhui Province, China - for acquiring land use rights. The Company intends to construct a factory, research and development center and a commercial center on this land.

Approximately $6,296,000 was paid to Youbang Pharmaceuticals Co., Ltd., an unrelated party for acquiring land use rights as of December 31, 2010. The Company intended to build a warehouse and distribution center on this land. Then $1,574,000 of this $6,296,000 was returned to the Company during the year ended December 31, 2011. As of December 31, 2011, the balance of $4,722,000 is booked in other receivable and the company expects to receive such receivables by December 2012. The agreement was canceled due to the seller’s failure to provide land use right certificate.

As of December 31, 2011, the Company leased a land use right of 503 Chinese acres of land with a twenty years term for the company’s agricultural and forestry business with a cost of approximately $189,000, and the Company leased another 5,006 Chinese acres of land located in Yumin Village, Sun Gang County, Jin An District with a thirty years term with a cost of approximately $961, 000, as Guoying agricultural and forestry land to grow oil-tea camellia plants.

Amortization expenses amounted $1,161,901 and $0 for the years ended December 31, 2011 and 2010, respectively. The Company does not have amortization expenses for the year ended December 31, 2010 because in 2010 the land use right are advances for land use right for the year ended December 31, 2010.

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts Payable and Accrued Expenses

9.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31, 2011	December 31, 2010
Accounts payable	$-	$615
Accrued payroll	94,482	64,576
Accrued litigation	143,000	143,000
	$237,482	$208,191

Other Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other Payable

10.	Other Payable

Other payable amounted to 4,806,278 and $75,194 as of December 31, 2011 and 2010, respectively. As of December 31, 2011, other payable include a deposit of $1,403,730 from customers to join the Franchise store network, but those stores have withdrawn in 2011.

Stockholders’ Equity	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stockholders’ Equity

11.	Stockholders’ Equity

On December 26, 2008, the shareholders of Guoying entered into a share transfer agreement with CEH Delaware to transfer 40% of their shares of Guoying Electronic Group Co, Ltd. to CEH Delaware for a consideration of RMB 400,000 (approximately $60,000). The shareholders of Guoying also entered into another share transfer agreement with CEH Delaware in February 2010 to transfer the rest of their shares (60%) to CEH Delaware for a consideration of RMB 600,000 (together with the previously paid RMB 400,000, referred to as “Purchase Price”), Guoying Shareholders contributed the Purchase Price to Guoying for working capital and general corporate purpose and as a result of the 2008 and 2010 Share Transfers, Guoying became a wholly foreign-owned subsidiary (“WFOE”) of CEH Delaware.

The Company entered into a Share Exchange Agreement, dated as of July 9, 2010 (the “Share Exchange Agreement”) with CEH Delaware and certain stockholders and warrant holders of CEH Delaware (the “CEH Delaware Stockholders”).  Pursuant to the Share Exchange Agreement, on July 15, 2010, 10 CEH Delaware Stockholders transferred 100% of the outstanding shares of common stock and preferred stock and 100% of the warrants to purchase common stock of CEH Delaware held by them, in exchange for an aggregate of 13,785,902   newly issued shares of the Company’s Common Stock  (including 13,665,902 shares of common stock issued pursuant to the Share Exchange Agreement dated July 22, 2010, and 120,000 shares of common stock issued to consultants related to their professional services) and warrants to purchase an aggregate of 1,628,570 shares of our Common Stock. The shares of the Company’s common stock acquired by the CEH Delaware Stockholders in such transactions constitute approximately 82.2% of the Company’s issued and outstanding Common Stock giving effect to the share and warrant exchange and the sale of the Company’s Common Stock pursuant to the Subscription Agreement, but not including any outstanding purchase warrants to purchase shares of the Company’s common stock, including the warrants issued pursuant to the Subscription Agreement. In connection with the closing of the Share Exchange Agreement, CEH Delaware purchased from the former principal stockholder of Buyonate an aggregate of 4 million shares of our common stock and then agreed to the cancellation of such shares.

The Share Exchange resulted in (i) a change in our control with a shareholder of CEH Delaware owning approximately 82.2%of issued and outstanding shares of the Company’s common stock, including the shares of common stock sold to PIPE investors pursuant to the Subscription Agreement, (ii) CEH Delaware becoming our wholly-owned subsidiary, and (iii) appointment of Mr. Hailong Liuas as the Company’s sole director, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer.

The exchange of shares pursuant to the July 10, 2010 Share Exchange was accounted for as a reverse acquisition at historical cost since the controlling stockholder and beneficial owner of CEH Delaware obtained control of the Company and the management of CEH Delaware became the management of the Company. Mr, Liu, who maintained control of Guoying prior to the mergers and subsequently, obtained control of CEH Delaware pursuant to 2008 and 2010 Share Transfers, effectively obtained control of the Company upon completion of Share Exchange subject to the Voting Trust Agreement and Call Option Agreement.

Shares issued for cash

There were no stock issuances during the year ended December 31, 2011.

Warrants

On July 9, 2010, in connection with the Share Exchange Agreement between the Company and CEH Delaware, the Company issued 314,285 series A warrants to CEH Delaware shareholders. The series A warrants carry an exercise price of $2.19 and a 3-year term. The Company also issued 314,285 series B warrants to CEH Delaware shareholders. The series B warrants carry an exercise price of $2.63 and a 3-year term. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 9, 2010, in connection with the Share Subscription, the Company issued 499,403 series C warrants with an exercise price of $3.70 and a 3-year term to investors. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 9, 2010, in connection with the Share Purchase Agreement, the Company issued 499,403 series D warrants with an exercise price of $4.75 and a 3-year term to a professional who held warrants with CEH Delaware. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 9, 2010, in connection with the Share Exchange Agreement between the Company and CEH Delaware, the Company issued 1,000,000 series E warrants with an exercise price of $0.25. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

On July 13, 2010, in connection with the Share Subscription Agreement, the Company issued to Hunter Wise, a placement agent series F warrants to purchase 31,429 shares of Common Stock exercisable for a period of five years at an exercise price of $1.75 per share and series F warrants to purchase 94,329 shares of Common Stock exercisable for a period of five years at an exercise price of $2.64 per share. In connection with the subscription, the Company issued to American Capital Partners, a placement agent series F warrants to purchase 104,592 shares of Common Stock exercisable for a period of five years at an exercise price $2.64 per share.

On July 9, 2010, in connection with share issuance, the Company issued 50,000 series G warrants with an exercise price of $2.64 and a 3-year term to a professional firm. The Warrants contain standard adjustment provisions upon stock dividend, stock split, stock combination, recapitalization, and a change of control transaction.

The fair value of the Series C and Series D warrants that were issued as part of the Company’s July 2010 private placements were $393,592 and $113,680, respectively.  The fair value of the Series E and Series F warrants that were issued to the placement agent in July 2010 were $4,119,275 and $435,901, respectively.  The fair value of the Series G warrants that were issued to a professional firm in July 2010 was $87,538.  The total fair value of the warrant issued was $5,149,986, however, all of these warrants were issued to investors in the private placement, the placement agent or a professional firm that performed services directly related to the private placement.  The recording of the value of these warrants had no impact in the financial statements as the entry was to debit and credit additional paid in capital for the value of the warrants of $5,149,986.

Warrants consisted of the following:

	Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life	Intrinsic value
Outstanding, December 31, 2009	-	-	$-	-	$-
Granted	2,903,526	2,903,526	2.30	3.85	-
Forfeited	-	-	-	-	-
Exercised	-	-	-	-	-
Outstanding, December 31, 2010	2,903,526	2,903,526	2.30	3.41	-
Granted	-	-	-	-	-
Forfeited	-	-	-	-	-
Exercised	-	-	-	-	-
Outstanding, December 31, 2011	2,903,526	2,903,526	$2.30	2.41	$230,000

Warrants referred to in the preceding paragraphs do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	December 31, 2011	December 31, 2010
Series A, B, C, D, G
Annual dividend yield	-	-
Expected life (years)	2.00	3.00
Risk-free interest rate	0.30%	0.30%
Expected volatility	12%	12%

	December 31, 2011	December 31, 2010
Series E, F
Annual dividend yield	-	-
Expected life (years)	4.00	5.00
Risk-free interest rate	0.30%	0.30%
Expected volatility	12%	12%

Statutory Reserve Fund	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Statutory Reserve Fund

12.	Statutory Reserve Fund

The laws and regulations of the PRC require that before a Sino-foreign cooperative joint venture enterprise distributes profits to its partners, it must first satisfy all tax liabilities, provide for losses in previous years, and make allocations in proportions determined at the discretion of the board of directors, after the statutory reserves. The statutory reserves include the surplus reserve fund, the common welfare fund, and the enterprise fund. These statutory reserves represent restricted retained earnings.

The Company is required to transfer 10% of its net income, as determined in accordance with the PRC’s accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the Company’s registered capital.

The transfer to this reserve must be made before distribution of any dividends to shareholders. For the years ended December 31, 2011 and 2010, the Company transferred $1,656,663 and $1,455,369, respectively, to this reserve. The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.

Enterprise fund

The enterprise fund may be used to acquire fixed assets or to increase the working capital to expand production and operations of the Company. No minimum contribution is required and the Company has not made any contribution to this fund. For the years ended December 31, 2011 and 2010, the Company transferred $0 and $0, respectively, to this reserve.

Employee Welfare Plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Employee Welfare Plan

13.	Employee Welfare Plan

The Company has established its own employee welfare plan in accordance with Chinese law and regulations. The Company makes contributions to an employee welfare plan. The total expense for the above plan was $36,419 and $14,869 for the years ended December 31, 2011 and 2010, respectively.

Other Expense	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other Expense

14.	Other Expense

Other expense for the years ended December 31, 2011 and 2010 are as follows:

	For the years ended December 31,
	2011	2010
Other expense:
Financial expense	$(12,122)	$2,908
Other income	-	-
Other expense	(2,137)	(46,510)
Total other expense	$(14,259)	$(43,602)

Other expense for the year ended December 31, 2010 amounted to $14,259. It was mainly consisted of financial expenses.

Other expense for the year ended December 31, 2010 amounted to $43,602. It was mainly consisted of  donation to charities.

Income Tax	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Tax

15.	Income Tax

The Company is registered in the State of Nevada and has operations in primarily two tax jurisdictions – the People’s Republic of China and the United States. For operation in the US, the Company has incurred net accumulated operating losses for income tax purposes. The Company believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Company has provided full valuation allowance for the deferred tax assets arising from the losses at these locations as of December 31, 2011. Accordingly, the Company has no net deferred tax assets.

Our effective tax rates were approximately 0% and 0% for the years ended December 31, 2011 and 2010, respectively. Currently the local government and central government tax benefit will expire on December 31, 2012 and December 31, 2013, respectively. Our effective tax rate was lower than the U.S. federal statutory rate due to the fact that our operations are carried out in foreign jurisdictions, which are subject to lower income tax rates.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2011 and 2010:

	2011	2010

U.S. Statutory rates	34.00%	34.00%

Foreign income not recognized in USA	(34.00)	(34.00)

China income taxes	25.00	25.00

China income tax exemption	(25.00)	(25.00)

Total provision for income taxes	0.00%	0.00%

The provision for income taxes from continuing operations on income consists of the following for the years ended December 31, 2011 and 2010:

For the years ended December 31
	2011	2010
US current income tax expense (benefit)
Federal	$—	$—
State	$—	$—
PRC current income tax expense (benefit)	$—	$—
Total provision for income tax	$—	$—

United States of America

As of December 31, 2011, the Company in the United States had approximately $2,369,773 in net operating loss carry forwards available to offset future taxable income. Federal net operating losses can generally be carried forward 20 years. The deferred tax assets for the United States entities at December 31, 2011 consists mainly of net operating loss incurred in 2011 and were fully reserved as the management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the net deferred tax assets for operation in the US as of December 31, 2011 and December 31, 2010.

	As of December 31
	2011	2010
Net operation loss carry forward	$(2,369,773)	$(1,318,276)
Total deferred tax assets	782,025	435,031
Less: valuation allowance	(782,025)	(435,031)
Net deferred tax assets	—	—
Change in valuation allowance	$—	$—

People’s Republic of China (PRC)

Under the Income Tax Laws of the PRC, the Company’s subsidiaries are generally subject to an Enterprise Income Tax (EIT) at a standard rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments. The State Tax Bureau of Lu’An City, Anhui province issued an income tax benefit approval to Guoying on September 2, 2007 providing that Guoying is subject to income tax and VAT benefit treatment of reduced rate of RMB 7,500 tax payment per year (including income tax and VAT) valid from October 1, 2007 until December 31, 2010. The State Tax Bureau of Lu’An City, Anhui province issued an income tax benefit approval to Guoying on December 10, 2011 providing that Guoying is subject to income tax and VAT benefit treatment of reduced rate of RMB 7,500 tax payment per year (including income tax and VAT) valid from December 1, 2011 until December 31, 2013. However, according to the approval, Guoying has option to pay more tax per year at its discretion. Therefore, currently, Guoying is charged at a fixed annual amount of reduced tax rate of no less than RMB7, 500 per year that changes every year to cover all types of taxes including income taxes. The income tax expenses for the years ended December 31, 2011 and 2010 are $1,255 and $4,073, respectively. There were no significant book and tax basis differences.

Concentration of Credit Risks and Uncertainties and Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Concentration of Credit Risks and Uncertainties and Commitments

16.	Concentration of Credit Risks and Uncertainties and Commitments and Contingencies

Credit Risk

The Company’s practical operations are all carried out in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic and legal environments in the PRC, and by the general state of the PRC's economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Concentration of credit risk exists when changes in economic, industry or geographic factors similarly affect groups of counter parties whose aggregate credit exposure is material in relation to the Company’s total credit exposure.

For the years ended December 31, 2011 and 2010, there is no major customer that individually comprised more than 10% of the Company’s total sales.

There are two major vendor accounting for over 10% of the Company’s total purchases for the year ended December 31, 2011, with Shangdong Huangming Solar Power Sales Co. accounting for 45%, Hefei Ririshun Sales Co. accounting for 10%. The accounts payable balance as of December 31, 2011 for this one vendor was $0. There are three major vendors each accounting for over 10% of the Company’s total purchases for the year ended December 31, 2010, with Shangdong Huangming Solar Power Sales Co. accounting for 43%, Jiangsu Huayang Solar Power Sales Co. accounting for 17%, and Yangzhou Huiyin Ltd. accounting for12%. The accounts payable balance as of December 31, 2010 for these three vendors was $0.

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments, denominated in the U.S. dollar. Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position of the Company.

Contingency

The Company is in litigation with its prior attorney, who commenced an action against  the company in the Supreme Court of the State of New York County of New York for approximately $145,308.14 plus accrued interest for legal services provided to China Financial Services, a financial advisory firm, on behalf of the Company. The Company intends to contest this action. According to the litigation time schedule, we do not expect a judgment to be entered as to the outcome of this litigation by December 2012 as possibly the earliest. The Company believes that there are defenses available to the Company. This amount has been accrued as of December 31, 2011 and is included in accrued expenses.

In connection with our private placement in July and August 2010, we entered into a Subscription Agreement with the investors which sets forth the rights of the investors to have the registrable shares registered with the SEC for public resale.  Pursuant to the registration rights provisions, we agreed to file the registration statement pursuant to the Subscription Agreement to be declared effective by the Securities and Exchange Commission (the “Commission”) by the date (the “Required Effectiveness Date”)  which is not later than the earlier of (x) one hundred eighty (180) calendar days after the final closing date of the Offerings dated July 9, 2010, or (y) ten (10) business days after oral or written notice to the Company or its counsel from the Commission that it may be declared effective.  The registration statement has not been declared effective before the Required Effectiveness Date (the “Required Effectiveness Failure”). As liquidated damages (“Liquidated Damages”), the Company shall deliver to the Subscribers, as on a pro-rata basis (determined by dividing each Subscriber’s Issue Price by the aggregate Issue Price delivered to the Company by the Subscribers hereunder)an amount equal to one-half percent (0.5%) of the aggregate Issue Price of the Purchased Securities owned of record by such Subscribers on the first business day after the Non-Registration Event and for each subsequent thirty (30) day period (pro rata for any period less than thirty days) which are subject to non-registration event. The maximum aggregate Liquidated Damages payable to the Subscriber under this Agreement shall be five percent (5%) of the aggregate Issue Price paid by the Subscribers. The registration statement was not declared effective by Required Effectiveness Date, as such an Effectiveness Failure occurred and the Company made an estimate of the probable amount it would pay in damages and accrued $262,500.

 The Company entered  into a Settlement Agreement dated December 6, 2011, wherein it agreed to pay an aggregate of $262,500 due to the Company’s failure to obtain the effectiveness of  an S-1 Registration Statement by the agreed upon date.  The $262,500 is to be paid in three installments with the final installment due March 31, 2012.  In consideration of such amount the investors waived their right to bring any actions against the Company, CEH Delaware or Guoying for damages due to the Company’s inability to cause the Registration Statement to be effective in a timely manner and any subsequent damages that might have become due under Section 9(d) of their Subscription Agreements. The investors further agreed to waive their rights to declare any future Event of Default under Section 7(o) “Further Registration Statements”, Section 7(r) “Uplisting” and Section 9(d) “Non-Registration Events” of their Subscription Agreements.  The Company has made payment of Liquidated Damages in amount of $72,812.50 as of December 31, 2011. The Company will continue to negotiate the penalty payment wth investors and assess the likelihood of payments under this arrangement.

Operating Leases

The Company leases various facilities under operating leases that terminate on various dates.

The Company incurred rent expenses of $143,743 and $55,308 for the years ended December 31, 2011 and 2010 respectively.

The lease expenses for the next five years are estimated to be as follows:

2012	$156,808
2013	133,615
2014	40,176
2015	12,276
2016	12,276
Thereafter	8,184
Total	$363,335

China Electronics Holdings, Inc (Parent Company)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
China Electronics Holdings, Inc (Parent Company)

17.	China Electronics Holdings, Inc (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Guoying, may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Guoying is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The amount in excess of 10% of income tax to be contributed to the statutory general reserve is at Guoying’s discretion. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Guoying is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2011, an aggregate amount of $3,958,981 has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Guoying.

As of December 31, 2011, the amount of restricted net assets of Guoying, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 7.43% of the Company’s consolidated net assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2011 and 2010

	2011	2010
Current assets	$3,339,253	$3,775,718

Current liabilities	$143,000	$143,000
Total stockholders' equity	3,196,253	3,632,718
Total liabilities and shareholders’ equity	$3,339,253	$3,775,718

Condensed unaudited Statements of Operations (For the years ended December 31, 2011 and 2010)

	2011	2010
Revenues	$-	$-
General and administrative expenses	436,465	521,351
Loss before equity in undistributed earnings of subsidiaries	(436,465)	(521,351)
Equity in earnings of subsidiaries	18,622,270	12,301,398
Net income (loss)	$18,185,805	$11,780,047

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2011 and 2010)

	2011	2010
Net Income (loss)	$16,130,370	$13,235,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operations:
Equity in earnings of subsidiaries	(16,566,631)	(13,756,767)
Changes in operating liabilities and assets:
Trade accounts payable	-	(3,638,309)
Other receivable	226,896	-
Other payable	150,758	-
Net cash provided by (used in) operating activities	-	(4,154,069)

Cash flows from financing activities
Share issued for cash	-	4,154,069
Net cash provided by financing activities	-	4,154,069

Effect of rate changes on cash	-	-

Increase in cash and cash equivalents	-	(5,591)
Cash and cash equivalents, beginning of period	-	5,591
Cash and cash equivalents, end of period	$-	$-

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

18.	Subsequent Events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosurethrough reporting date, the date the financial statements were available to be issued.

Segment information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Segment information

19.	Segment information

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During 2011 and 2010, the Company was organized into three main business segments: (1) Exclusive franchise stores, (2) Non-exclusive franchise stores, and (3) Company owned stores. The following table presents a summary of operating information and certain year-end balance sheet information as of December 31, 2011 and 2010, respectively.

	December 31
	2011	2010
Revenues from unaffiliated customers:
Exclusive franchise stores	$47,221,802 -	$41,106,879
Non-exclusive stores	47,172,272	48,576,322
Company owned stores	9,821,329	24,488,245
Consolidated	$104,215,403	$114,171,446
Gross Profit:
Exclusive franchise stores	$6,865,503	$7,924,374
Non-exclusive stores	7,121,130	11,522,367
Company owned stores	1,705,341	9,131,625
Consolidated	$15,691,974	28,578,366

Identifiable assets:
Exclusive franchise stores	$-	$-
Non-exclusive stores	-	-
Company owned stores	-	-
Corporate	58,295,145	37,749,874
Consolidated	$58,295,145	$37,749,874
Depreciation and amortization:
Exclusive franchise stores	$-	$-
Non-exclusive stores	-	-
Company owned stores	-	-
Corporate	1,173,368	10,409
Consolidated	$100,766	$199,679
Capital expenditures:
Exclusive franchise stores	$-	$--
Non-exclusive stores	-	-
Company owned stores	-	-
Corporate	7,056,124	20,921,688
Consolidated	$7,056,124	$20,921,688